Annual Fund Operating Expenses - FT Cboe Vest Gold Strategy Quarterly Buffer ETF - FT Cboe Vest Gold Strategy Quarterly Buffer ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.90%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.